Trade accounts receivable, unbilled services (contract assets) and payments on account (contract liabilities) (Tables)	3 Months Ended
Mar. 31, 2019
Contracts Receivable [Abstract]
Schedule of Contracts with Customers, Asset and Liabilities
Trade accounts receivables and unbilled revenue are as follows:

	March 31, 2019	December 31, 2018
	(in thousands)
Contract assets:
Billed services (accounts receivable)	$424,038	$423,680
Unbilled services (unbilled revenue)	440,583	362,926
Trade accounts receivable and unbilled revenue	864,621	786,606
Allowance for doubtful accounts	(8,697)	(8,889)

Trade accounts receivable and unbilled revenue, net	$855,924	$777,717

Unbilled services and payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	March 31, 2019	December 31, 2018	$ Change	% Change

Unbilled services (unbilled revenue)	$440,583	$362,926	$77,657	21.4%
Unearned revenue (payments on account)	(318,298)	(274,468)	(43,830)	16.0%

Net balance	$122,285	$88,458	$33,827	38.2%